Share-Based Compensation - Summary of Restricted Stock Units Activity (Detail) $ / shares in Units, $ in Millions		1 Months Ended		11 Months Ended	12 Months Ended
	Feb. 25, 2019 shares	Dec. 31, 2018 USD ($) item $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 19, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Restricted Stock Units
Number of Restricted Stock Units
Granted (in shares)	1,232,379
Director and Chief Executive Officer | Restricted Stock Units
Number of Restricted Stock Units
Granted (in shares)		565,000
2018 Stock Plan | Restricted Stock Units
Number of Restricted Stock Units
Granted (in shares)			565,000
Nonvested - End of period (in shares)		565,000	565,000		565,000
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares			$ 13.00
Nonvested - End of period (in dollars per share) | $ / shares		$ 13.00	$ 13.00		$ 13.00
Compensation cost not yet recognized | $		$ 3.8	$ 3.8		$ 3.8
Recognition period					2 years 10 months 24 days
2018 Stock Plan | Stock Bonus Awards
Weighted-Average Grant-Date Fair Value
Shares issued under share-based compensation plan gross of shares withheld for the payment of taxes		39,614
Number of participants as stock bonus awards | item		269
Share based compensation shares withheld for payment of taxes		8,061
Shares issued under share-based compensation plan (in shares)		31,553
Predecessor | 2011 Stock Plan | Restricted Stock Units
Number of Restricted Stock Units
Nonvested - Beginning of period (in shares)				70,000	70,000
Converted to liability awards (in shares)						(300,000)
Vested (in shares)				(37,000)
Cancelled or forfeited (in shares)				(33,000)
Nonvested - End of period (in shares)						70,000
Weighted-Average Grant-Date Fair Value
Nonvested - Beginning of period (in dollars per share) | $ / shares				$ 45.28	$ 45.28
Vested (in dollars per share) | $ / shares				54.25
Cancelled or forfeited (in dollars per share) | $ / shares				$ 33.63
Nonvested - End of period (in dollars per share) | $ / shares						$ 45.28
Grant date fair value of RSUs | $				$ 2.0		$ 5.2	$ 4.8